Consolidated Balance Sheets Parenthetical - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents	$ 1	$ 4
Allowance for doubtful accounts	$ 4	$ 4
Common Stock, Value, Issued	$ 0.01	$ 0.01
Common Stock, Shares, Issued	70,000,000	70,000,000